Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2019		December 31, 2020		December 31, 2021
Recoverable taxes:
ISR	Ps.	98,742	Ps.	479,032	Ps.	590,116
IVA		35,508		350,536		463,539
Withholding taxes		43,130		200,393		176,542
IMPAC		39,186		24,338		24,338
Business flat tax (IETU)		1,929		1,929		-
Corporation taxes		71,599		15,329		-
Other		1,481		1,298		13,108
	Ps.	291,575	Ps.	1,072,855	Ps.	1,267,643

Summary of Income Tax Expense (Benefit)	Income Tax – Income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 consists of the following:

	2019		2020		2021
ISR:
Current	Ps.	2,055,783	Ps.	722,474	Ps.	2,315,686
Deferred		(164,340)		(255,407)		(530,140)
	Ps.	1,891,443	Ps.	467,067	Ps.	1,785,546

Schedule of Effective Tax Rate	Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2019, 2020 and 2021 is shown below:

	%	2019		%		2020	%	2021
'Income before income taxes		Ps.	7,346,185		Ps.	2,385,770		Ps.	7,829,263
Income tax by applying the weighted average statutory rate (1)	30.0%		2,203,856	30.0%		715,731	30.0%		2,348,779
Effects of inflation over monetary assets	(3.5)%		(260,249)	(10.7)%		(255,946)	(6.0)%		(469,823)
(Unrecognized) applied tax loss carryforwards	0.8%		61,953	2.0%		48,041	(1.1)%		(89,782)
Tax rate change	(0.1)%		(10,332)	1.9%		45,220	-		-
Employee benefits	(0.1%)		(9,586)	(0.1%)		(3,127)	0.2%		14,949
Other	(1.3)%		(94,199)	(3.5)%		(82,852)	(0.3)%		(18,577)
Effective tax rate	25.8%	Ps.	1,891,443	19.6%	Ps.	467,067	22.8%	Ps.	1,785,546

(1)

The tax rate used for the 2019, 2020 and 2021 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability

The assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2019		December 31, 2020		December 31, 2021
Deferred ISR asset (liability):
Expected credit loss	Ps.	10,831	Ps.	29,478	Ps.	30,238
Machinery and equipment		50,590		56,298		75,671
Improvements to concession assets		605,052		657,472		834,813
Airport concessions and rights to use airport facilities		4,654,502		4,691,382		5,046,004
Other acquired rights		143,596		146,980		161,316
Derivative financial instruments		82,370		225,548		(5,160)
Other assets		449		315		459
Tax loss carryforwards		51,304		95,886		6,104
Employee benefits		30,373		41,447		56,313
Accruals		19,877		21,557		25,128
Net deferred income tax asset	Ps.	5,648,944	Ps.	5,966,363	Ps.	6,230,886

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2019		December 31, 2020		December 31, 2021
Deferred tax (liability) asset:
Trade receivables	Ps.	(1,169)	Ps.	(881)	Ps.	(1,204)
Machinery, equipment and improvements on leased assets		(76,881)		(75,262)		(27,644)
Improvements to concession assets		(1,712)		(1,731)		(1,702)
Airport concessions		(615,751)		(590,401)		(618,567)
Accruals		13,604		12,796		42,485
Deferred tax liability	Ps.	(681,909)	Ps.	(655,479)	Ps.	(606,632)

Schedule of Unrecognized Deferred Income Tax Assets
f.	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Mexican Companies:

	December 31, 2019		December 31, 2020		December 31, 2021
Tax loss carryforwards	Ps.	269,898	Ps.	306,332	Ps.	350,611
Deductible tax temporary difference		102,342		106,187		118,653
	Ps.	372,240	Ps.	412,519	Ps.	469,264

Summary of Deferred Income Tax from Tax Loss Carryforwards	Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Los Mochis, Manzanillo, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable only in Grupo Aeroportuario del Pacífico, S.A.B. de C.V. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.
	December 31, 2019		December 31, 2020		December 31, 2021
Tax loss carryforwards	Ps.	1,070,673	Ps.	1,340,729	Ps.	1,189,051
Unrecognized tax loss carryforwards		(899,659)		(1,021,106)		(1,168,702)
Recognized tax loss carryforwards	Ps.	171,014	Ps.	319,623	Ps.	20,349

Summary of Reconciliation of Changes in Deferred Tax Assets
	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,636	Ps.	195	Ps.	—	Ps.	10,831
Machinery, equipment and improvements on leased assets		46,723		3,867		—		50,590
Improvements to concession assets		567,497		37,554		—		605,051
Airport concessions and rights to use airport facilities		4,592,116		62,386		—		4,654,502
Other acquired rights		139,268		4,328		—		143,596
Derivative financial instruments		(39,492)		44,931		76,931		82,370
Other assets		445		4		—		449
Tax loss carryforwards		113,257		(61,953)		—		51,304
Employee benefits		27,805		4,901		(2,333)		30,373
Accruals		14,024		5,854		—		19,878
Total deferred tax asset	Ps.	5,472,279	Ps.	102,067	Ps.	74,598	Ps.	5,648,944

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,831	Ps.	18,647	Ps.	—	Ps.	29,478
Machinery, equipment and improvements on leased assets		50,590		5,708		—		56,298
Improvements to concession assets		605,051		52,421		—		657,472
Airport concessions and rights to use airport facilities		4,654,502		36,880		—		4,691,382
Other acquired rights		143,596		3,384		—		146,980
Derivative financial instruments		82,370		15,030		128,148		225,548
Other assets		449		(134)		—		315
Tax loss carryforwards		51,304		44,582		—		95,886
Employee benefits		30,373		(1,487)		12,561		41,447
Accruals		19,878		1,679		—		21,557
Total deferred tax asset	Ps.	5,648,944	Ps.	176,710	Ps.	140,709	Ps.	5,966,363

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	29,478	Ps.	760	Ps.	—	Ps.	30,238
Machinery, equipment and improvements on leased assets		56,298		19,373		—		75,671
Improvements to concession assets		657,472		177,341		—		834,813
Airport concessions and rights to use airport facilities		4,691,382		354,622		—		5,046,004
Other acquired rights		146,980		14,336		—		161,316
Derivative financial instruments		225,548		(16,094)		(214,614)		(5,160)
Other assets		315		144		—		459
Tax loss carryforwards		95,886		(89,782)		—		6,104
Employee benefits		41,447		15,708		(842)		56,313
Accruals		21,557		3,571		—		25,128
Total deferred tax asset	Ps.	5,966,363	Ps.	479,979	Ps.	(215,456)	Ps.	6,230,886

Summary of Reconciliation of Changes in Deferred Tax Liabilities
	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(820)	Ps.	-	Ps.	(349)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(96,496)		(74,659)		94,274		(76,881)
Improvements to concession assets		(1,905)		97		96		(1,712)
Airport concessions		(700,168)		46,461		37,956		(615,751)
Accruals		14,458		90,374		(91,228)		13,604
Total deferred tax liability	Ps.	(784,931)	Ps.	62,273	Ps.	40,749	Ps.	(681,909)

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,169)	Ps.	(3,525)	Ps.	3,813	Ps.	(881)
Machinery, equipment and improvements on leased assets		(76,881)		32,937		(31,318)		(75,262)
Improvements to concession assets		(1,712)		107		(126)		(1,731)
Airport concessions		(615,751)		51,834		(26,484)		(590,401)
Accruals		13,604		(2,656)		1,848		12,796
Total deferred tax liability	Ps.	(681,909)	Ps.	78,697	Ps.	(52,267)	Ps.	(655,479)

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(881)	Ps.	4,818	Ps.	(5,141)	Ps.	(1,204)
Machinery, equipment and improvements on leased assets		(75,262)		23,925		23,693		(27,644)
Improvements to concession assets		(1,731)		102		(73)		(1,702)
Airport concessions		(590,401)		48,921		(77,087)		(618,567)
Accruals		12,796		(27,603)		57,295		42,488
Total deferred tax liability	Ps.	(655,479)	Ps.	50,163	Ps.	(1,313)	Ps.	(606,632)